Inventories (Components Of Inventories) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
At FIFO cost:
Finished products	$ 165.0	$ 151.4
Work in process	2.4	1.8
Raw materials and supplies	77.0	81.6
Inventories, net	$ 244.4	$ 234.8